Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000089779
Shareholder Report [Line Items]
Fund Name	13D Activist Fund
Class Name	Class A
Trading Symbol	DDDAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-413-3228
Additional Information Website	https://13dactivistfund.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$178	1.75%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 107,870,945
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,862,572
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$107,870,945
Number of Portfolio Holdings	21
Advisory Fee	$1,862,572
Portfolio Turnover	88%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Money Market Funds	3.5%
Right	0.0%

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	3.5%
Financials	4.6%
Utilities	4.6%
Consumer Staples	8.2%
Health Care	8.7%
Industrials	9.8%
Communications	14.9%
Consumer Discretionary	15.6%
Technology	29.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mercury Systems, Inc.	9.8%
Qorvo, Inc.	7.5%
ViaSat, Inc.	7.3%
Autoliv, Inc.	6.4%
Pearson plc - ADR	6.0%
Twilio, Inc., Class A	5.6%
Asbury Automotive Group, Inc.	4.8%
Southwest Gas Holdings, Inc.	4.6%
Exelixis, Inc.	4.6%
Janus Henderson Group plc	4.6%

C000089780
Shareholder Report [Line Items]
Fund Name	13D Activist Fund
Class Name	Class C
Trading Symbol	DDDCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-413-3228
Additional Information Website	https://13dactivistfund.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$253	2.50%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 107,870,945
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,862,572
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$107,870,945
Number of Portfolio Holdings	21
Advisory Fee	$1,862,572
Portfolio Turnover	88%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Money Market Funds	3.5%
Right	0.0%

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	3.5%
Financials	4.6%
Utilities	4.6%
Consumer Staples	8.2%
Health Care	8.7%
Industrials	9.8%
Communications	14.9%
Consumer Discretionary	15.6%
Technology	29.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mercury Systems, Inc.	9.8%
Qorvo, Inc.	7.5%
ViaSat, Inc.	7.3%
Autoliv, Inc.	6.4%
Pearson plc - ADR	6.0%
Twilio, Inc., Class A	5.6%
Asbury Automotive Group, Inc.	4.8%
Southwest Gas Holdings, Inc.	4.6%
Exelixis, Inc.	4.6%
Janus Henderson Group plc	4.6%

C000089781
Shareholder Report [Line Items]
Fund Name	13D Activist Fund
Class Name	Class I
Trading Symbol	DDDIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-413-3228
Additional Information Website	https://13dactivistfund.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$153	1.50%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 107,870,945
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,862,572
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$107,870,945
Number of Portfolio Holdings	21
Advisory Fee	$1,862,572
Portfolio Turnover	88%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Money Market Funds	3.5%
Right	0.0%

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	3.5%
Financials	4.6%
Utilities	4.6%
Consumer Staples	8.2%
Health Care	8.7%
Industrials	9.8%
Communications	14.9%
Consumer Discretionary	15.6%
Technology	29.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mercury Systems, Inc.	9.8%
Qorvo, Inc.	7.5%
ViaSat, Inc.	7.3%
Autoliv, Inc.	6.4%
Pearson plc - ADR	6.0%
Twilio, Inc., Class A	5.6%
Asbury Automotive Group, Inc.	4.8%
Southwest Gas Holdings, Inc.	4.6%
Exelixis, Inc.	4.6%
Janus Henderson Group plc	4.6%